RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Current	$ 710	$ 710	$ 710	$ 710
September 302018 [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Current	350,000	350,000	350,000	350,000
Notes Payable, Current	10,000	10,000	10,000	10,000
David Koos [Member]
Related Party Transaction [Line Items]
Long-Term Debt, Gross	710	710	710	710
David Koos [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Current	$ 710	$ 710	$ 710	$ 710